Prepaid Expenses and Other Current Assets - Other Information (Details) $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)
Prepaid Expenses And Other Current Assets [Line Items]
Allowance for doubtful accounts		$ 766		$ 36,553
Receivable from the Group's executives and employees, net of provision		0		11,966
Withholding individual income tax payable (See Note 23)		0		15,199
Deposit assets		337		83,191
Prepayments, current				2,695
Allowance for doubtful accounts recoveries	$ 65	2,979
Prepayments to vendors				2,923
Rental deposits				2,996
Guo Dian Nai Lun Te Zuo Qi Photovoltaic Power Generation LLC
Prepaid Expenses And Other Current Assets [Line Items]
Allowance for doubtful accounts		0		$ 3,518
Business acquisition, percentage of voting interests acquired			95.68%	95.68%
Allowance for doubtful accounts recoveries	$ 3,241
All Zip Roofing System Group Co, Ltd
Prepaid Expenses And Other Current Assets [Line Items]
Prepayments, current				$ 3,507
Executives and Employees
Prepaid Expenses And Other Current Assets [Line Items]
Allowance for doubtful accounts		0		3,233
Former Executive
Prepaid Expenses And Other Current Assets [Line Items]
Allowance for doubtful accounts				3,233
State Grid Corporation of China | Other Deposit and Prepayments
Prepaid Expenses And Other Current Assets [Line Items]
Deposit assets			¥ 30	83,191
Other
Prepaid Expenses And Other Current Assets [Line Items]
Allowance for doubtful accounts		$ 648		$ 249